Semiannual Report



                                 Small-Cap
                                 Stock Fund

                                 -------------
                                 June 30, 1997
                                 -------------


[LOGO OF T. ROWE PRICE APPEARS HERE]


 T. Rowe Price

Report Highlights
--------------------------------------------------------------------------------
Small-Cap Stock Fund

 . Although small-capitalization stocks performed well in the first half of 1997, they trailed the fast-paced gains of larger-cap stocks, as represented by the S&P 500.

 . The Small-Cap Stock Fund's double-digit six-month gain lagged the S&P 500 but stayed ahead of the Russell 2000 Index of small-cap stocks.

 . Financials, consumer services, and consumer nondurables all performed well within the small-cap market, but technology stocks struggled and energy companies weakened.

 .  We made major purchases in a variety of individual companies, including
   Aliant Communications, Strayer Education, and Wild Oats Markets.

 . We think small-caps look attractively priced versus large-cap shares. This, combined with a possible capital gains tax cut, could cause the market to once again favor small-cap stocks.

Fellow Shareholders

Small-caps performed well on an absolute basis in the first half of 1997. Nonetheless, large-caps (as represented by the Standard & Poor's 500 Stock Index) led the market for both the 6- and 12-month periods, extending a trend which began last May. Small-cap performance hit a trough in the 12-month period ended April 30, 1997, when the Russell 2000 finished almost unchanged while the S&P 500 rose nearly 25%. You would have to go back to the 1930s to find a similar divergence of returns.

Fortunately, your Small-Cap Stock Fund outperformed the unmanaged Russell 2000 Index of small-cap stocks in both the 6- and 12-month periods, rising 11.40% and 18.45%, respectively. Unfortunately, our portfolio did not buck the strong headwind that continued to favor large stocks, and we, too, underperformed the S&P 500. The S&P's performance was aided by strong fundamental earnings growth -
- a remarkable feat this late in the economic cycle -- and an influx of cash flow into equity indexing products.

----------------------
Performance Comparison
----------------------

Periods Ended 6/30/97          6 Months   12 Months
----------------------------------------------------
Small-Cap Stock Fund              11.40%      18.45%
 ....................................................
Russell 2000                      10.20       16.33
 ....................................................
Lipper Small Cap Fund Index        6.04        6.35
 ....................................................
S&P 500                           20.61       34.70
 ....................................................

We see signs that smaller stocks are reviving. In May, attractive valuations relative to large-caps and the prospects of a capital gains tax cut combined to spark a solid rally in small-cap stocks. For the month of May alone the Russell 2000 returned over 11%, beating the S&P 500 by more than 500 basis points. June returns were essentially a draw, with both indices returning just over 4%. In our view, there are a number of reasons why the attractively priced, smaller niche businesses we prefer will outperform. More on this in our outlook section.

A WORD ON OUR NAME CHANGE

Effective May 1, the T. Rowe Price OTC Fund changed its name to the T. Rowe Price Small-Cap Stock Fund. The name change does not alter our investment objective; the fund will continue to invest in well-positioned small- to medium-sized stocks using a blend of both growth and value strategies. The new name was selected to clearly communicate the focus and objective of the fund's investment approach. In recent years, the Nasdaq ceased referring to itself as the OTC or over-the-counter market. Indeed, with the success of Microsoft, Intel, and a handful of other technology names, the Nasdaq now has investment characteristics similar to those of a mid-cap growth index. Consequently, we changed the name to better reflect your fund's investment objective.

Please note that we have replaced the Nasdaq Composite Index in the Performance Comparison table on page 1 with the Lipper Small Cap Fund Index. The average market capitalization of the Nasdaq has grown in recent years, and the Lipper has become a more representative small-cap stock index. (As we transition to using this new index, you will still find the Nasdaq's long-term performance listed in the cumulative performance comparison graph on page 8.)

INVESTMENT REVIEW

The biggest contributor to the small-cap stock arena, as measured by the Russell 2000's performance thus far in 1997, were financials, which rose better than 17% for the first six months. While the consumer nondurable sector returned nearly 19%, its weighting and consequently its contribution to the index's performance was substantially smaller than the financial sector's. Rounding out the top-performing sectors list, consumer services also gained better than 14%. As shown in the Sector Diversification table later in this report, your Small-Cap Stock portfolio had significant emphases in each of these areas.

The worst-performing sector, technology, finished the quarter in negative territory, despite a strong rebound in late spring. After a few quarters of blistering performance, energy stocks also retrenched, rising a mere 2.9% year-to-date through June. Fortunately, we had taken significant profits in our energy holdings and are currently underweighted relative to the index. We also remain underweighted in technology.

On to specific stocks of note in the portfolio. Four holdings added over $2 million in value each during the first half. Not surprisingly, two of these were long-time favorites: insurance stocks Selective Insurance and Harleysville Group, both mid-Atlantic auto insurers. Those of you who live in that area will undoubtedly recall the especially harsh winter of 1996. That season's January blizzard crimped auto insurers' quarterly earnings. Somewhat shortsightedly, the market dumped the two stocks, leaving us with a great buying opportunity. We aggressively purchased these stocks over the last several quarters and were well positioned to benefit from what turned out to be an excellent first quarter of 1997. Given the favorable year-over-year comparison against the winter of 1996, we felt that a rebound was probable and that downside risk in the quarter was minimal. Over the 12 months ended
June 30, Selective and Harleysville added over $6.5 million in value to the portfolio -- with over $4.5 million coming in the first six months of 1997.

[PIE CHART APPEARS HERE]

----------------------
Sector Diversification
----------------------
Reserves........................... 10%
Consumer Nondurables............... 15%
Energy, Utilities,
 and Misc..........................  6%
Financial.......................... 15%
Business Services and
 Transportation.................... 22%
Capital Equip., Process Ind.,
 and Basic Materials...............  8%
Technology.........................  9%
Consumer Services and
 Cyclicals......................... 15%

Based on net assets as of 6/30/97.

Our top contributor for the half year was Inphynet Medical Management, a physicians' practice management company that agreed to be acquired by Medpartners in a very lucrative transaction for Inphynet shareholders. Indeed, your fund gained nearly $2.7 million for the period in this stock. The fund also benefited from three other mergers consummated in 1997. Petrolite -- a major fund holding -- agreed to be acquired by Baker Hughes; Collective Bank agreed to sell to Summit Bank; and life insurer Home Beneficial agreed to merge with American General. All in all, these stocks added nearly $0.46 to the fund's net asset value per share during the past year.

Now for the confessional. Our worst three holdings cost us between $1 million and $1.5 million in losses during the first six months of 1997. The top two losers, Shiva and Heartland Wireless, first experienced fundamental problems in late 1996. By the first quarter of 1997 it was clear both stocks had major operating problems. Shiva, a onetime leader in remote access computing, fell victim to a heightened competitive environment, poor pricing, and a troubled new product introduction. Heartland, a wireless cable provider, suffered from flagging and unprofitable subscriber growth. Both positions have been eliminated. The third holding, GT Bicycles, declined in value as the domestic adult mountain bike segment now appears saturated. Its dominant position in juvenile BMX bikes appears unhindered, and its parts business remains profitable, but rising mountain bike inventories have hurt sales and earnings. We continue to monitor GT very closely.

PORTFOLIO HIGHLIGHTS

Major purchases in the quarter included Aliant Communications and Strayer Education. Another new purchase, Wild Oats Markets, was also an excellent value in a volatile first quarter.

Aliant is a $700 million market cap, independent telephone company in Lincoln, Nebraska. It offers service in most of the state except Omaha. Aliant is well run and well positioned. We believe it can make the most of excellent growth opportunities, including second phone line penetration, voice mail, and caller ID services. Moreover, it is arguably one of the finest cellular operators in the country given its 13% penetration rate in Nebraska. These attributes aside, its rural location shields it somewhat from the increasing competition in local exchange services. Early this year you could acquire this fine company at a 20% discount to the average regional Bell operating company. This discount plus a hefty 4% yield made the stock too attractive to pass up.

 . . . Wild Oats Markets was an excellent value in a volatile first quarter.

We also initiated a major new position in Strayer Education, which operates Strayer College. With eight campuses in Northern Virginia, Washington, D.C. and its suburbs, Strayer offers primarily business degrees to its 8,200 full- and part-time undergraduate and graduate students. This firm is well positioned geographically and demographically to increase earnings 20% or better over the next few years through a program of new campus development and strong internal growth. Priced at 16 times 1998 earnings, it was a compelling value.

We also purchased a nice position in Wild Oats Markets, a Colorado-based retailer of natural foods. Wild Oats came public last October at $25. Late last year and into early 1997, emerging growth stocks fell out of favor, and aggressive small-cap growth funds suffered net redemptions. (Fortunately our blend of growth and value tends to insulate us from this level of volatility.) Through no fault of its own,

Wild Oats stock fell from the mid-twenties to the low teens, even though it continued to post better-than-expected earnings and comparable same store sales gains. We acquired this company at 14 times 1997 earnings during the first quarter -- an excellent bargain for a firm growing in excess of 20%.

We made relatively few sales. Three of our four largest included firms involved in mergers. As already noted, these included Inphynet Medical, Petrolite, and Home Beneficial. We also began to trim our large position in Selective Insurance as the market accorded it a full valuation.

OUTLOOK

The 12 months ended June 30, 1997, while providing strong absolute returns for small-cap investors, were disappointing when compared with the returns available from the S&P 500. In retrospect, it now appears that a long period of outperformance for small-caps may have ended last summer. However, we remain optimistic that small-caps will do well both on an absolute and a relative basis in the year ahead. First, the valuations look quite compelling. When measured by price/book value or price/earnings ratios, small-caps relative to larger companies look more attractive now than at any time in the past four or five years. Second, the markets' fascination with large, liquid stocks will fade some day. Indeed, the rich valuations of large-caps may ultimately lead to their downfall. Many large blue chips are now trading at 20 to 30 times earnings while growing a mere 7% to 10% a year, while research indicates that smaller-cap stocks with earnings growing 20% or better have recently traded in a range of 13 to 15 times earnings.

 . . . Small-caps . . . look more attractive now than at any time in the past four or five years.

In addition, the long-awaited capital gains tax cut may finally be coming to fruition. Early in May, Congress and the President announced a tentative budget deal that appears to include a significant reduction in the capital gains tax rate. A lower capital gains tax tends to favor small-caps, as it encourages investors to seek capital gains over dividend income. It's little wonder that May was a solid month for small-cap stocks.

Finally, periods of significant underperformance, such as that experienced by small-caps in the year ended April 30, 1997, have typically been followed by a significant snap-back. We could be in the early stages of this recovery.

Whatever the prevailing market backdrop, we continue to find excellent investment opportunities. Moreover, we are confident that our "all-weather" blend of growth and value will continue to pay off during periods of rising market volatility such as that experienced thus far in 1997. Thanks for your continued support.

Sincerely,

/s/ Greg McCrickard

Greg A. McCrickard
President and Chairman of the Investment Advisory Committee

July 18, 1997


--------------------
Portfolio Highlights
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES

LISTED IN DESCENDING ORDER OF SIZE


6 Months Ended 6/30/97

Ten Largest Purchases                        Ten Largest Sales
--------------------------------------------------------------------------------
Aliant Communications                        Inphynet Medical Management ***
 ..................................           ...................................
LaSalle Re Holdings *                        Selective Insurance
 ..................................           ...................................
Equity Corp International *                  Petrolite **
 ..................................           ...................................
Strayer Education *                          Home Beneficial **
 ..................................           ...................................
Tetra Tech *                                 EmCare Holdings **
 ..................................           ...................................
ProMedCo *                                   Foremost **
 ..................................           ...................................
SMT Health Services *                        Prime Retail (Common) **
 ..................................           ...................................
Coach USA                                    FelCor Suites Hotels
 ..................................           ...................................
Waterlink *                                  PanAmSat **
 ..................................           ...................................
COREStaff *                                  Culp
 ..................................           ...................................

  * Position added
 ** Position eliminated
*** Acquired by another company

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------

--------------------
Portfolio Highlights
--------------------------------------------------------------------------------


TWENTY-FIVE LARGEST HOLDINGS
                                                                  Percent of
                                                                  Net Assets
                                                                     6/30/97
------------------------------------------------------------------------------
Harleysville Group                                                      2.1%
 ..............................................................................
Analogic                                                                1.9
 ..............................................................................
JP Foodservice                                                          1.6
 ..............................................................................
Analysts International                                                  1.5
 ..............................................................................
Aliant Communications                                                   1.5
------------------------------------------------------------------------------
Richfood Holdings                                                       1.5
 ..............................................................................
Selective Insurance                                                     1.4
 ..............................................................................
PartnerRe Holdings                                                      1.3
 ..............................................................................
Collective Bancorp                                                      1.3
 ..............................................................................
W.R. Berkley                                                            1.2
------------------------------------------------------------------------------
Matthews International                                                  1.2
 ..............................................................................
Source Services                                                         1.2
 ..............................................................................
McGrath RentCorp                                                        1.1
 ..............................................................................
Holophane                                                               1.1
 ..............................................................................
Woodward Governor                                                       1.1
------------------------------------------------------------------------------
Unitog                                                                  1.0
 ..............................................................................
Tracor                                                                  1.0
 ..............................................................................
Glacier Bancorp                                                         1.0
 ..............................................................................
Quorum Health Group                                                     1.0
 ..............................................................................
Poe & Brown                                                             1.0
------------------------------------------------------------------------------
Coach USA                                                               1.0
 ..............................................................................
Electro Rent                                                            1.0
 ..............................................................................
Renal Care Group                                                        1.0
 ..............................................................................
UICI                                                                    0.9
 ..............................................................................
Coinmach Laundry                                                        0.9
------------------------------------------------------------------------------
Total                                                                  30.8%

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------

----------------------
Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[LINE GRAPH APPEARS HERE]

SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

            (blk solid line)      (blk dashed line)
Date        Nasdaq Composite      Russell 2000          Small-Cap Stock Fund
6/30/87     $    10,000           $    10,000           $     10,000
6/30/88     $     9,293           $     9,390           $      9,371
6/30/89     $    10,250           $    10,592           $     11,034
6/30/90     $    10,886           $    10,906           $     11,174
6/30/91     $    11,207           $    11,500           $     10,828
6/30/92     $    13,271           $    12,657           $     12,241
6/30/93     $    16,576           $    15,949           $     15,083
6/30/94     $    16,624           $    16,641           $     16,171
6/30/95     $    21,981           $    19,988           $     19,320
6/30/96     $    27,904           $    24,763           $     25,681
6/30/97     $    33,957           $    28,806           $     30,419

------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended 6/30/97                   1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------
Small-Cap Stock Fund                    18.45%  23.44%   19.97%   11.77%
 ..........................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Unaudited


--------------------
Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------



                                          6 Months           Year
                                             Ended          Ended
                                           6/30/97       12/31/96       12/31/95       12/31/94       12/31/93      12/31/92
NET ASSET VALUE
Beginning of period                      $   18.07      $   16.32      $   13.80      $   15.39      $   14.37      $  16.86
                                         ......................................................................................
Investment activities
  Net investment income                       0.03           0.09           0.12           0.04              -          0.02
  Net realized and
  unrealized gain (loss)                      2.03           3.33           4.53          (0.04)          2.60          2.20
                                         ......................................................................................
  Total from
  investment activities                       2.06           3.42           4.65           0.00           2.60          2.22
                                         ......................................................................................
Distributions
  Net investment income                          -          (0.09)         (0.12)         (0.03)             -         (0.07)
  Net realized gain                              -          (1.58)         (2.01)         (1.56)         (1.58)        (4.64)
                                         ......................................................................................
  Total distributions                            -          (1.67)         (2.13)         (1.59)         (1.58)        (4.71)
                                         ......................................................................................
NET ASSET VALUE
End of period                            $   20.13      $   18.07      $   16.32      $   13.80      $   15.39      $  14.37
                                         --------------------------------------------------------------------------------------
Ratios/Supplemental Data

Total return                                 11.40%         21.05%         33.85%          0.08%         18.40%        13.91%
 ...............................................................................................................................
Ratio of expenses to
average net assets                            1.06%+         1.07%          1.11%          1.11%          1.20%         1.32%
 ...............................................................................................................................
Ratio of net investment
income to average
net assets                                    0.31%+         0.56%          0.74%          0.24%         (0.01)%        0.03%
 ...............................................................................................................................
Portfolio turnover rate                       28.9%+         31.1%          57.8%          41.9%          40.8%         30.7%
 ...............................................................................................................................
Average commission
rate paid                                $  0.0305      $  0.0305              -              -              -             -
 ...............................................................................................................................
Net assets, end of period
(in thousands)                           $ 547,272      $ 415,604      $ 278,613      $ 196,726      $ 204,609      $186,838
 ...............................................................................................................................

+ Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1997

-----------------------
Statement of Net Assets                            Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Common Stocks and Warrants 88.8%
FINANCIAL  14.5%

Bank and Trust  5.5%

Albank Financial                                       65,500      $     2,604
 ................................................................................
Collective Bancorp                                    160,000            7,220
 ................................................................................
First Bell Bancorp                                    100,000            1,650
 ................................................................................
First Mariner Bancorp *                               118,000            1,504
 ................................................................................
First Security                                        112,500            3,076
 ................................................................................
Frankfort First                                       120,000              998
 ................................................................................
Glacier Bancorp                                       306,000            5,546
 ................................................................................
Marshall & Ilsley                                      30,000            1,220
 ................................................................................
Mercantile Bancorporation                              61,500            3,736
 ................................................................................
Security First Network Bank *                          50,000              341
 ................................................................................
Westamerica Bancorporation                             30,000            2,272
 ................................................................................
                                                                        30,167
                                                                   .............
Insurance  8.7%

Harleysville Group                                    300,000           11,419
 ................................................................................
LaSalle Re Holdings                                   120,000            3,540
 ................................................................................
PartnerRe Holdings                                    190,000            7,244
 ................................................................................
Poe & Brown                                           150,000            5,456
 ................................................................................
Selective Insurance                                   157,500            7,629
 ................................................................................
UICI *                                                175,200            5,157
 ................................................................................
United Dental Care *                                   60,000              893
 ................................................................................
W. R. Berkley                                         110,000            6,435
 ................................................................................
                                                                        47,773
                                                                   .............
Financial Services  0.3%

Delta Financial *                                      20,700              396
 ................................................................................
ITLA Capital *                                         70,000            1,111
 ................................................................................
                                                                         1,507
                                                                   .............
Total Financial                                                         79,447

                                                                   .............
UTILITIES  2.5%

Telephone Services  2.3%

Aerial Communications *                               232,500            2,005
 ................................................................................
Aliant Communications                                 420,000            8,216
 ................................................................................
Western Wireless *                                    155,000            2,466
 ................................................................................
                                                                        12,687
                                                                   .............

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Electric Utilities  0.0%

Public Service of New Mexico                           10,000      $       179
 ................................................................................
                                                                           179
                                                                   .............
Telecom Services  0.2%

Rural Celluar (Class A) *                              99,300            1,030
 ................................................................................
                                                                         1,030
                                                                   .............
Total Utilities                                                         13,896
                                                                   .............
CONSUMER NONDURABLES  14.9%

Food Processing  0.9%

Makepeace *                                               164            1,796
 ................................................................................
Seneca Foods (Class A) *                               91,700            1,645
 ................................................................................
Seneca Foods (Class B) *                               74,700            1,335
 ................................................................................
                                                                         4,776
                                                                   .............

Hospital Supplies/Hospital Management  4.8%

Allied Healthcare Products *                          163,500            1,104
 ................................................................................
Medical Alliance *                                    113,600              561
 ................................................................................
Mentor                                                 40,500            1,201
 ................................................................................
OccuSystems *                                         170,000            4,935
 ................................................................................
Quorum Health Group *                                 155,000            5,522
 ................................................................................
Renal Care Group *                                    125,000            5,219
 ................................................................................
SMT Health Services * +                               295,000            3,420
 ................................................................................
Specialty Care Network *                              150,000            1,800
 ................................................................................
St. Jude Medical *                                     40,000            1,560
 ................................................................................
Tecnol Medical Products *                              41,000              907
 ................................................................................
                                                                        26,229
                                                                   .............
Pharmaceuticals  0.5%

Perrigo *                                             200,000            2,513
 ................................................................................
                                                                         2,513
                                                                   .............
Biotechnology  0.1%

Cell Genesys *                                        150,000              731
 ................................................................................
                                                                           731
                                                                   .............
Health Care Services  3.3%

Apria Healthcare *                                    140,000            2,485
 ................................................................................
Coast Dental Services *                               135,000            2,093
 ................................................................................
Medpartners*                                           41,300              893
 ................................................................................
NeoPath *                                             125,000            2,367
 ................................................................................

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Northfield Laboratories *                             220,000      $     2,255
 ................................................................................
Orthodontic Centers of America *                      250,000            4,555
 ................................................................................
Raytel Medical *                                      310,000            3,584
                                                                   .............
                                                                        18,232
                                                                   .............
Miscellaneous Consumer Products  5.3%

Boston Acoustics                                      120,000            2,865
 ................................................................................
Coinmach Laundry *                                    210,000            5,040
 ................................................................................
Crown City Plating +                                   34,500              358
 ................................................................................
Culp                                                  155,200            2,813
 ................................................................................
Equity Corp International *                           140,900            3,408
 ................................................................................
QuikSilver *                                           44,600            1,421
 ................................................................................
Richfood Holdings                                     315,000            8,190
 ................................................................................
WestPoint Stevens *                                   126,000            4,922
 ................................................................................
                                                                        29,017
                                                                   .............
Total Consumer Nondurables                                              81,498
                                                                   .............
CONSUMER SERVICES  10.4%

General Merchandisers  1.6%

Carson Pirie Scott *                                  130,000            4,127
 ................................................................................
Caseys General Stores                                 220,000            4,737
 ................................................................................
                                                                         8,864
                                                                   .............
Specialty Merchandisers  2.1%

CSS Industries *                                       88,200            2,789
 ................................................................................
GT Bicycles *                                         131,500            1,052
 ................................................................................
Norton McNaughton *                                     9,900               50
 ................................................................................
Performance Food Group *                               70,000            1,488
 ................................................................................
Urban Outfitters *                                    150,000            2,072
 ................................................................................
Wild Oats Markets *                                   150,000            3,834
 ................................................................................
                                                                        11,285
                                                                   .............
Entertainment and Leisure  2.4%

FelCor Suites Hotels, REIT                             65,000            2,421
 ................................................................................
North Face *                                          250,000            4,531
 ................................................................................
Outback Steakhouse *                                  175,000            4,228
 ................................................................................
Seattle Filmworks *                                   150,000            1,772
 ................................................................................
                                                                        12,952
                                                                   .............
Media and Communications  4.3%

American Radio Systems (Class A) *                     60,000            2,393
 ................................................................................


T. Rowe Price Small-Cap Stock Fund
-------------------------------------------------------------------------------


                                                   Shares/Par           Value
-------------------------------------------------------------------------------
                                                                 In thousands

Centennial Cellular (Class A) *                       150,000      $    2,353
 ...............................................................................
Commnet Cellular *                                    100,000           3,487
 ...............................................................................
Cowles Media                                          110,578           2,986
 ...............................................................................
Jacor Communications *                                 90,000           3,451
 ...............................................................................
Pegasus Communications *                               89,400             967
 ...............................................................................
Scholastic *                                          100,000           3,497
 ...............................................................................
Sinclair Broadcast Group (Class A) *                  110,000           3,382
 ...............................................................................
Vanguard Cellular (Class A) *                          78,000           1,077
 ...............................................................................
                                                                       23,593
                                                                   ............
Total Consumer Services                                                56,694
                                                                   ............

CONSUMER CYCLICALS  4.3%

Automobiles and Related  1.5%

Adrian Steel                                            7,756           1,637
 ...............................................................................
Littelfuse *                                          150,000           4,200
 ...............................................................................
TBC *                                                 255,000           2,167
 ...............................................................................
                                                                        8,004
                                                                   ............

Building and Real Estate  2.1%

Apartment Investment & Management (Class A), REIT     140,000           3,955
 ...............................................................................
Arden Realty Group, REIT                               50,000           1,300
 ...............................................................................
Starwood Lodging, REIT                                111,500           4,760
 ...............................................................................
Storage Trust Realty, REIT                             50,000           1,325
 ...............................................................................
                                                                       11,340
                                                                   ............

Miscellaneous Consumer Durables  0.7%

Craftmatic Contour, warrants, 12/31/02 *               20,970               0
 ...............................................................................
Ellett Brothers                                       200,000           1,037
 ...............................................................................
Juno Lighting                                          55,000             887
 ...............................................................................
York Group                                            112,000           2,100
 ...............................................................................
                                                                        4,024
                                                                   ............
Total Consumer Cyclicals                                               23,368
                                                                   ............

TECHNOLOGY  8.5%

Electronic Components  4.0%

American Superconductor *                              25,000             303
 ...............................................................................
Analogic                                              301,300          10,339
 ...............................................................................
Burr Brown *                                           40,000           1,376
 ...............................................................................
Linear Technology                                      35,000           1,808
 ...............................................................................


T. Rowe Price Small-Cap Stock Fund
-------------------------------------------------------------------------------


                                                   Shares/Par           Value
-------------------------------------------------------------------------------
                                                                 In thousands

Maxim Integrated Products *                            60,000      $    3,409
 ...............................................................................
Optek Technology *                                    122,200           1,787
 ...............................................................................
Planar Systems *                                      260,000           2,665
 ...............................................................................
                                                                       21,687
                                                                   ............

Electronic Systems  0.8%

ITI Technologies *                                     50,000           1,147
 ...............................................................................
Lifeline Systems *                                    117,000           2,223
 ...............................................................................
Lo-Jack *                                              73,200           1,057
 ...............................................................................
                                                                        4,427
                                                                   ............

Aerospace and Defense  2.1%

Tracor *                                              222,000           5,550
 ...............................................................................
Woodward Governor                                     160,000           5,780
 ...............................................................................
                                                                       11,330
                                                                   ............

Telecommunications Equipment  1.6%

California Microwave *                                130,000           1,836
 ...............................................................................
Corecomm *                                             55,000             942
 ...............................................................................
Glenayre Technologies *                               100,000           1,640
 ...............................................................................
Interlink Computer Science *                          110,000             832
 ...............................................................................
Network General *                                     100,000           1,484
 ...............................................................................
SITEL *                                                66,900           1,380
 ...............................................................................
TriQuint Semiconductor *                               20,000             684
 ...............................................................................
                                                                        8,798
                                                                   ............
Total Technology                                                       46,242
                                                                   ............

CAPITAL EQUIPMENT  3.1%

Electrical Equipment  1.5%

Advanced Lighting *                                    40,000           1,020
 ...............................................................................
ANADIGICS *                                            35,000           1,089
 ...............................................................................
Holophane *                                           300,000           5,888
 ...............................................................................
                                                                        7,997
                                                                   ............

Machinery  1.6%

Greenfield Industries                                 130,000           3,542
 ...............................................................................
Key Technology *                                        4,400              72
 ...............................................................................
Laser Alignment *                                      16,450              99
 ...............................................................................
MSC *                                                  50,000           2,006
 ...............................................................................
Toolex Alpha *                                        275,000           2,939
 ...............................................................................
                                                                        8,658
                                                                   ............
Total Capital Equipment                                                16,655
                                                                   ............


T. Rowe Price Small-Cap Stock Fund
-------------------------------------------------------------------------------


                                                   Shares/Par           Value
-------------------------------------------------------------------------------
                                                                 In thousands

BUSINESS SERVICES AND
TRANSPORTATION  21.9%

Computer Service and Software  4.5%

Analysts International                                250,000      $    8,375
 ...............................................................................
ARIS *                                                  5,000             108
 ...............................................................................
Clarify *                                              30,000             339
 ...............................................................................
Cybermedia *                                           30,000             479
 ...............................................................................
Documentum *                                           10,000             249
 ...............................................................................
Electronic Arts *                                      50,000           1,684
 ...............................................................................
Expert Software *                                      45,000             181
 ...............................................................................
Macromedia *                                           30,000             260
 ...............................................................................
Medic Computer Systems *                              125,000           2,785
 ...............................................................................
PLATINUM Technology *                                  50,000             669
 ...............................................................................
Premenos Technology *                                  30,000             259
 ...............................................................................
Red Brick Systems *                                    20,000             145
 ...............................................................................
Remedy *                                               25,000             996
 ...............................................................................
Rogue Wave Software *                                   6,000              76
 ...............................................................................
SunGard Data Systems *                                 30,000           1,395
 ...............................................................................
Sync Research *                                        20,000              72
 ...............................................................................
Synopsys *                                             50,000           1,845
 ...............................................................................
VERITAS Software *                                     44,220           2,217
 ...............................................................................
Verity *                                               46,100             249
 ...............................................................................
Visio *                                                30,000           2,114
 ...............................................................................
                                                                       24,497
                                                                   ............


Distribution Services  1.8%

JP Foodservice *                                      300,000           8,606
 ...............................................................................
Primesource                                           189,000           1,465
 ...............................................................................
                                                                       10,071
                                                                   ............

Environmental  0.7%

TRC *                                                 200,000             800
 ...............................................................................
Waterlink *                                           214,300           2,786
 ...............................................................................
                                                                        3,586
                                                                   ............

Transportation Services  3.0%

Coach USA *                                           200,000           5,312
 ...............................................................................
Comfort Systems USA *                                  25,000             391
 ...............................................................................
Expeditors International of Washington                120,000           3,413
 ...............................................................................
Frozen Food Express                                   150,000           1,303
 ...............................................................................
Heartland Express *                                    80,827           1,894
 ...............................................................................


T. Rowe Price Small-Cap Stock Fund
-------------------------------------------------------------------------------


                                                   Shares/Par           Value
-------------------------------------------------------------------------------
                                                                 In thousands
International Shipholding                             101,562      $    1,733
 ...............................................................................
M.S. Carriers *                                        70,000           1,750
 ...............................................................................
Midwest Express Holdings *                             30,000             821
 ...............................................................................
                                                                       16,617
                                                                   ............

Miscellaneous Business Services  11.6%

Alternative Resources *                               189,600           3,857
 ...............................................................................
Billing Information Concepts *                        117,600           4,094
 ...............................................................................
BISYS Group *                                          70,000           2,938
 ...............................................................................
Copart *                                              135,000           2,257
 ...............................................................................
COREStaff *                                           120,000           3,247
 ...............................................................................
Electro Rent *                                        211,500           5,261
 ...............................................................................
Insituform Technologies (Class A) *                   500,000           3,094
 ...............................................................................
International Imaging Materials *                     160,000           2,570
 ...............................................................................
Leasing Solutions *                                    45,000             681
 ...............................................................................
Maximus *                                              25,000             447
 ...............................................................................
McGrath RentCorp                                      300,000           6,000
 ...............................................................................
Nobel Education Dynamics *                             96,100             805
 ...............................................................................
ProMedCo *                                            320,000           2,760
 ...............................................................................
Shorewood Packaging *                                 200,000           4,562
 ...............................................................................
Source Services *                                     237,200           6,330
 ...............................................................................
Strayer Education                                     125,000           4,844
 ...............................................................................
Tetra Tech *                                          150,000           3,628
 ...............................................................................
Unitog                                                210,000           5,644
 ...............................................................................
Walsh International *                                  80,000             680
 ...............................................................................
                                                                       63,699
                                                                   ............

Railroads  0.3%

North Carolina Railroad *                              24,900           1,513
 ...............................................................................
                                                                        1,513
                                                                   ............
Total Business Services and Transportation                            119,983
                                                                   ............

ENERGY  3.1%

Energy Services  1.5%

Carbo Ceramics                                        125,700           3,457
 ...............................................................................
Cooper Cameron *                                       60,000           2,805
 ...............................................................................
Petroleum Helicopters (non-voting)                     10,000             163
 ...............................................................................
Smith International *                                  30,000           1,822
 ...............................................................................
                                                                        8,247
                                                                   ............


T. Rowe Price Small-Cap Stock Fund
-------------------------------------------------------------------------------


                                                   Shares/Par           Value
-------------------------------------------------------------------------------
                                                                 In thousands
Exploration and Production  1.6%

Rutherford-Moran Oil *                                170,000      $    4,005
 ...............................................................................
Weatherford Enterra *                                 124,000           4,774
 ...............................................................................
                                                                        8,779
                                                                   ............
Total Energy                                                           17,026
                                                                   ............

PROCESS INDUSTRIES  2.2%

Specialty Chemicals  1.6%

A. Schulman                                           110,000           2,719
 ...............................................................................
CFC International *                                   110,000           1,127
 ...............................................................................
Furon                                                  27,300             857
 ...............................................................................
Hauser *                                              360,000           1,980
 ...............................................................................
Sybron Chemical *                                     100,000           1,950
 ...............................................................................
                                                                        8,633
                                                                   ............

Paper and Paper Products  0.6%

Jefferson Smurfit *                                   220,000           3,548
 ...............................................................................
                                                                        3,548
                                                                   ............
Total Process Industries                                               12,181
                                                                   ............

BASIC MATERIALS  2.9%

Metals  2.0%

Cambior                                                94,000           1,063
 ...............................................................................
Free State Consolidated Gold Mines ADR                250,000           1,250
 ...............................................................................
Gibraltar Steel *                                     110,000           2,502
 ...............................................................................
Matthews International                                175,000           6,344
 ...............................................................................
                                                                       11,159
                                                                   ............

Mining  0.9%

Coal Creek +                                            9,295           1,078
 ...............................................................................
Prime Resources Group (CAD)                           250,000           1,811
 ...............................................................................
Rochester & Pittsburgh                                 15,728             680
 ...............................................................................
TVX Gold *                                            250,000           1,328
 ...............................................................................
                                                                        4,897
                                                                   ............
Total Basic Materials                                                  16,056
                                                                   ............

MISCELLANEOUS COMMON STOCKS 0.5%

Western Water                                           40000             540
 ...............................................................................


T. Rowe Price Small-Cap Stock Fund
-------------------------------------------------------------------------------


                                                   Shares/Par           Value
-------------------------------------------------------------------------------
                                                                 In thousands
Other Miscellaneous Common Stocks                                  $    2,161
 ...............................................................................
Total Miscellaneous Common Stocks                                       2,701
 ...............................................................................
Total Common Stocks and Warrants (Cost $356,562)                      485,747
                                                                   ............

Preferred Stocks  0.2%

Prime Retail, Cum., 10.50%, Series A, REIT             30,000             765
 ...............................................................................

Total Preferred Stocks (Cost $570)                                        765
                                                                   ............

Convertible Preferred Stocks  0.1%

Prime Retail, 8.50%, Series B, REIT                    25,000             606
 ...............................................................................

Total Convertible Preferred Stocks (Cost $471)                            606
                                                                   ............

Convertible Bonds  0.5%

Arch Communications (144a) 6.75%, 12/1/03           1,000,000             725
 ...............................................................................
Offshore Logistics, Sub. Notes, (144a) 6.00%,
 12/15/03                                           2,000,000           2,171
 ...............................................................................

Total Convertible Bonds (Cost $3,115)                                   2,896
                                                                   ............

Short-Term Investments  10.9%

Certificates of Deposit  2.2%

Caisse National De Credit Agricole, 5.63%, 8/11/97  5,000,000           5,000
 ...............................................................................
Svenska Handelsbanken, 5.705%, 7/7/97               5,000,000           5,000
 ...............................................................................
World Savings Bank, 5.57%, 7/8/97                   2,000,000           2,000
 ...............................................................................
                                                                       12,000
                                                                   ............

Commercial Paper  8.7%

AC Acquisition Holding, 4(2), 5.56%, 8/11/97        5,000,000           4,968
 ...............................................................................
Asset Securitization Cooperative, 4(2), 5.55%,
 7/22/97                                            5,000,000           4,984
 ...............................................................................
Cregem, 5.60%, 9/3/97                               3,000,000           2,970
 ...............................................................................
Den Danske, 5.58%, 7/23/97                          5,000,000           4,983
 ...............................................................................
Dover Funding, 4(2), 5.55%, 7/21/97                 3,000,000           2,991
 ...............................................................................
GMAC, 5.58%, 7/9/97                                 3,000,000           2,996
 ...............................................................................
Golden Managers Acceptance, 5.56%, 7/10/97          5,000,000           4,993
 ...............................................................................
Island Finance of Puerto Rico, 5.55%, 7/28/97       5,500,000           5,477
 ...............................................................................
Metlife Funding, 5.55%, 8/4/97                      5,000,000           4,974
 ...............................................................................
Preferred Receivables Funding, 5.55%, 7/29/97       3,300,000           3,286
 ...............................................................................


T. Rowe Price Small-Cap Stock Fund
-------------------------------------------------------------------------------


                                                                        Value
-------------------------------------------------------------------------------
                                                                 In thousands
Investments in Commercial Paper through a Joint
       Account 6.05 - 6.20%, 7/1/97                 5,266,996           5,267
 ...............................................................................
                                                                       47,889
                                                                   ............

Total Short-Term Investments (Cost $59,889)                            59,889
                                                                   ............

Total Investments in Securities

100.5% of Net Assets (Cost $420,607)                               $  549,903

Other Assets Less Liabilities                                          (2,631)
                                                                   ............
NET ASSETS                                                         $  547,272
                                                                   ------------

Net Assets Consist of:

Accumulated net investment income - net of distributions           $      697

Accumulated net realized gain/loss - net of distributions              27,966

Net unrealized gain (loss)                                            129,296

Paid-in-capital applicable to 27,183,293 shares of $0.50 par
value capital stock outstanding; 200,000,000 shares authorized        389,313
                                                                   ............

NET ASSETS                                                         $  547,272
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $    20.13
                                                                   ------------


     +  Affiliated company
     *  Non-income producing
  REIT  Real Estate Investment Trust
  4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
  144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.53% of net assets.
  CAD   Canadian Dollar


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
-------------------------------------------------------------------------------
Unaudited


------------------------
Statements of Operations
-------------------------------------------------------------------------------
In thousands

                                                                     6 Months
                                                                        Ended
                                                                      6/30/97
Investment Income

Income
  Dividend                                                         $    1,658
  Interest                                                              1,353
                                                                   ............
  Total income                                                          3,011
                                                                   ............

Expenses
  Investment management                                                 1,711
  Shareholder servicing                                                   447
  Custody and accounting                                                   69
  Prospectus and shareholder reports                                       47
  Registration                                                             45
  Legal and audit                                                           8
  Directors                                                                 4
  Miscellaneous                                                             6
                                                                   ............
  Total expenses                                                        2,337
                                                                   ............
Net investment income                                                     674
                                                                   ............

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                 18,318
Change in net unrealized gain or loss on securities                    34,482
                                                                   ............
Net realized and unrealized gain (loss)                                52,800
                                                                   ............

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   53,474
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
------------------------------------------------------------------------------
Unaudited


-----------------------------------
Statements of Changes in Net Assets
------------------------------------------------------------------------------
In thousands
                                                       6 Months         Year
                                                          Ended        Ended
                                                        6/30/97     12/31/96
  Increase (Decrease) in Net Assets
  Operations
    Net investment income                             $     674    $   1,871
    Net realized gain (loss)                             18,318       36,943
    Change in net unrealized gain or loss                34,482       23,595
                                                      ........................
    Increase (decrease) in net assets from operations    53,474       62,409
                                                      ........................

  Distributions to shareholders
    Net investment income                                     -       (1,898)
    Net realized gain                                         -      (33,112)
                                                      ........................
    Decrease in net assets from distributions                 -      (35,010)
                                                      ........................

  Capital share transactions *
    Shares sold                                         165,511      175,932
    Distributions reinvested                                  -       33,047
    Shares redeemed                                     (87,317)     (99,387)
                                                      ........................

    Increase (decrease) in net assets from capital
    share transactions                                   78,194      109,592
                                                      ........................

  Net Assets
  Increase (decrease) during period                     131,668      136,991
  Beginning of period                                   415,604      278,613
                                                      ........................

  End of period                                       $ 547,272    $ 415,604
                                                      ------------------------

* Share information
    Shares sold                                           9,003        9,548
    Distributions reinvested                                  -        1,846
    Shares redeemed                                      (4,823)      (5,466)
                                                      ........................
    Increase (decrease) in shares outstanding             4,180        5,928


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1997


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 1, 1956. Prior to May 1, 1997, the name of the fund was the T. Rowe Price OTC Fund, Inc.

Valuation Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Affiliated Companies Investments in companies 5% or more of whose outstanding voting securities are held by the fund are defined as "Affiliated Companies" in
Section 2(a)(3) of the Investment Company Act of 1940.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------


Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

Commercial Paper Joint Account The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $113,595,000 and $58,119,000, respectively, for the six months ended June 30, 1997.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At June 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $420,607,000, and net unrealized gain aggregated $129,296,000, of which $151,388,000 related to appreciated investments and $22,092,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $331,000 was payable at June 30, 1997. The fee is computed

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------


daily and paid monthly, and consists of an individual fund fee equal to 0.45% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $397,000 for the six months ended June 30, 1997, of which $77,000 was payable at period-end.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------


Investment Services And Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132  Available Monday through Friday from
8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking  Available on most fixed income funds ($500 minimum).

Automatic Investing  From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options  Reinvest all, some, or none of your distributions.

Automated 24-Hour Services  Including Tele*Access/(R)/ and
T. Rowe Price OnLine.


DISCOUNT BROKERAGE*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.



INVESTMENT INFORMATION

Combined Statement  Overview of your T. Rowe Price accounts.

Shareholder Reports  Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update  Quarterly review of all T. Rowe Price fund results.

Insights  Educational reports on investment strategies and financial markets.

Investment Guides  Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal
Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


*A division of T. Rowe Price Investment Services, Inc.  Member NASD/SIPC.

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For yield, price, last transaction,                Investor Centers:
current balance, or to conduct                     101 East Lombard St.
transactions, 24 hours, 7 days                     Baltimore, MD 21202
a week, call Tele*Access/(R)/:
1-800-638-2587 toll free                           T. Rowe Price
                                                   Financial Center
For assistance                                     10090 Red Run Blvd.
with your existing                                 Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                         Farragut Square
1-800-225-5132 toll free                           900 17th Street, N.W.
410-625-6500 Baltimore area                        Washington, D.C. 20006

To open a Discount Brokerage                       ARCO Tower
account or obtain information,                     31st Floor
call:   1-800-638-5660 toll free                   515 South Flower St.
                                                   Los Angeles, CA 90071
Internet address:
www.troweprice.com                                 4200 West Cypress St.
                                                   10th Floor
T. Rowe Price Associates                           Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Small-Cap Stock Fund.



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T. Rowe Price Investment Services, Inc., Distributor.